Berwyn Income Fund
                    Supplement
              Dated January 23, 1997
                 to the Prospectus
               Dated April 24, 1996





On January 21, 1997, the Board of Directors decided to reopen the Fund. Any investor who wishes may now purchase shares in the fund by following the procedures listed in the Prospectus.








                Berwyn Income Fund
                    Supplement
              Dated January 23, 1997
          to the Statement of Additional
                    Information
               Dated April 24, 1996





On January 21, 1997, the Board of Directors decided to reopen the Fund. Any investor who wishes may now purchase shares in the fund by following the procedures listed in the Prospectus.